SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On January 30, 2024 the Company issued 1,000,000 shares of common stock with a value of $100,000 for cash.

On January 30, 2024 the Company issued 250,000 two year warrants with a exercise price of $0.60 per share.

The Company has evaluated subsequent events to determine events occurring after December 31, 2023 through the date of this filing that would have a material impact on the Company’s financial results or require disclosure and have determined none exist, other than those noted above in this footnote.

NOTE 13 SUBSEQUENT EVENTS

On May 1, 2023 the Company issued 3,837,419 shares of common stock with a value of $151,578 for the conversion of $150,000 of convertible debt and $1,578 in accrued interest.

On May 17, 2023 the Company issued 1,331,919 shares of common stock with a value of $50,240 for the conversion of $45,000 of convertible debt and $5,240 in accrued interest.

On May 24, 2023 the Company issued 4,367,842 shares of common stock with a value of $165,978 for the conversion of $150,000 of convertible debt and $15,978 in accrued interest.

On June 6, 2023 the Company signed a mutual agreement with BioRay Pharmaceutical Co to terminate the license agreement, dated March 31, 2021. The termination of the agreement rescinds all rights by BioRay and returns to the Company, the global rights, which had been granted  BioRay under the agreement.

On May 30, 2023 the Company issued 100,000 shares with a value of $5,600 to one individual for service.

The Company has evaluated subsequent events to determine events occurring after March 31, 2023 through the date this report was issued there are not events  that would have a material impact on the Company’s financial results or require disclosure and have determined none exist other than those noted above in this footnote.